Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Based On Revenue [Member]
Disclosure of geographical areas [line items]
Summary Of Geographic Information	Revenue presented below has been based on geographic location of customers.

	Year ended
	December 31, 2021	December 31, 2020
Canada	49,533	44,245
Europe	7,287	—
Other	699	—

Total	57,519	44,245

Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Summary Of Geographic Information	Non-current assets presented below has been based on geographic location of the assets.

	Year ended
	December 31, 2021	December 31, 2020
Canada	255,315	42,128
Europe	609	—
Other	883	—

Total	256,807	42,128